Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Liabilities [Line Items]
Derivative Liabilities
10.	Derivative Liabilities

On June 15, 2021, in connection with the merger transaction discussed in Note 3, Reverse Merger, the Company assumed Spectrum’s derivative liabilities. As of June 15, 2021, the derivative liability balance of $7,520,076 was comprised of $6,952,674 of derivatives related to Spectrum’s convertible debentures, and $567,402 of derivatives related to Spectrum’s share purchase warrants and stock options.

The embedded conversion options of the convertible debentures described in Note 8, Convertible Debentures, which were assumed as part of the merger transaction, contain conversion features that qualify for embedded derivative classification. The fair value of the liability is re-measured at the end of every reporting period and the change in fair value is reported in the statement of operations as a gain or loss on change in fair value of derivatives. Derivative liabilities also include the fair value of the Company’s share purchase warrants and stock options discussed in Note 13, Share Purchase Warrants and Stock Options. As of September 30, 2021, the derivative liability balance of $16,327,217 was comprised of $15,823,876 of derivatives related to the Company’s convertible debentures, and $503,341 of derivatives related to the Company’s share purchase warrants and stock options.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities for the period of June 16, 2021 through September 30, 2021:

September 30,
2021
Balance at the beginning of the period	$-
Initial value of derivatives after reverse merger	7,520,076
Change in fair value of embedded conversion option	9,293,825
Initial value of derivatives upon issuance	486,800
Conversion of derivative liability	(343,000)
Fair value of warrant exercises	(630,484)
Balance at the end of the period	$16,327,217

The Company uses Level 3 inputs for its valuation methodology for the embedded conversion option liabilities as their fair values were determined by using Monte-Carlo model based on various assumptions.

Significant changes in any of these inputs in isolation would result in a significant change in the fair value measurement. As required, these are classified based on the lowest level of input that is significant to the fair value measurement. The following table shows the assumptions used in the calculations:

	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At September 30, 2021	16 - 262%	0.04 - 0.28%	0%	0.25 - 2.20

Spectrum Global Solutions, Inc. [Member]
Derivative Liabilities [Line Items]
Derivative Liabilities
10.	Derivative Liabilities

The embedded conversion options of the convertible debentures described in Note 8, Convertible Debentures, contain conversion features that qualify for embedded derivative classification. The fair value of the liability is re-measured at the end of every reporting period and the change in fair value is reported in the statement of operations as a gain or loss on change in fair value of derivatives. Derivative liabilities also include the fair value of the Company’s share purchase warrants and stock options discussed in Note 13, Share Purchase Warrants and Stock Options. As of December 31, 2020, the derivative liability balance of $3,390,504 was comprised of $3,252,000 of derivatives related to the Company’s convertible debentures, and $138,504 of derivatives related to the Company’s share purchase warrants and stock options. As of December 31, 2019, the derivative liability balance of $992,733 was comprised of $801,000 of derivatives related to the Company’s convertible debentures, and $191,732 of derivatives related to the Company’s share purchase warrants and stock options.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities for the years ended December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Balance at the beginning of the period	$992,733	$3,166,886
Change in fair value of embedded conversion option	662,968	(1,843,935)
Conversion of derivative liability	(180,000)	(1,281,888)
Repayment of convertible note	(36,000)	(164,468)
Impact of note extinguishment	803,300	(32,000)
Original discount limited to proceeds of notes	380,000	376,500
Fair value of derivative liabilities in excess of notes proceeds received	494,000	116,638
Fair value of warrant derivatives at issuance	228,803	-
Fair value of option derivatives at issuance	44,700	-
Derivative issued as part of acquisition	-	189,000
Addition to derivative due to default penalty	-	466,000
Balance at the end of the period	$3,390,504	$992,733

The Company uses Level 3 inputs for its valuation methodology for the embedded conversion option liabilities as their fair values were determined by using Monte-Carlo model based on various assumptions.

Significant changes in any of these inputs in isolation would result in a significant change in the fair value measurement. As required, these are classified based on the lowest level of input that is significant to the fair value measurement. The following table shows the assumptions used in the calculations:

	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At December 31, 2019	230 - 304%	1.55 - 1.75%	0%	0.25 - 1.16
At December 31, 2020	249 - 325%	0.09 - 0.13%	0%	0.25 - 2.76